Income Taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Tax effects of temporary differences giving rise to deferred tax assets
Inventories	$ 691	$ 266
Accrued expenses	3,121	2,551
Deferred government grants	155	203
Less: valuation allowance	(475)	(417)
Deferred tax assets, current portion	3,492	2,603
Long-term inventories	6	0
Fixed assets	2,327	1,664
Deferred government grants	78	259
Tax losses carried forward	6,035	6,531
Less: valuation allowance	(7,994)	(7,861)
Deferred tax assets, non-current portion	$ 452	$ 593